Equity Compensation Plan (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Beginning	1,398,246
Options Outstanding, Ending	1,398,246	1,398,246
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Beginning	3,257,410
Options Outstanding, Beginning	$ 1.5
Options Outstanding		9 years 1 month 6 days
Options Granted	833,246	833,246	2,937,410
Options Granted	$ 2.7	$ 2.7	$ 1.5
Options granted	6 years 8 months 12 days	6 years 8 months 12 days	9 years 6 months
Options Exercised	(45,625)	(45,625)	(270,000)
Options Exercised	$ 1.5	$ 1.5	$ 1.5
Options converted		0	0
Options converted		$ 0
Options forfeited or expired	(735,625)	(1,911,160)	0
Options forfeited or expired	$ 1.5	$ 1.5
Options forfeited or expired	(1,911,160)
Options forfeited or expired	$ 1.5	$ 1.5
Options Outstanding, Ending	1,398,246	3,257,410
Options Outstanding, Ending	$ 2.2	$ 1.5
Options Outstanding	6 years	6 years 3 months 18 days	9 years 1 month 6 days	7 years 9 months 18 days
Vested shares at period end	483,500	404,750
Vested shares, at period end	$ 1.5	$ 1.51
Options vested	2 years 4 months 24 days	6 years 9 months 18 days
Options Outstanding, Beginning	1,398,246	3,257,410	590,000
Options Outstanding, Beginning	$ 2.2	$ 1.5	$ 1.5
Options forfeited or expired	735,625	1,911,160	0
Options forfeited or expired		(735,625)
Options Outstanding, Ending		1,398,246	3,257,410	590,000
Options Outstanding, Ending		$ 2.2	$ 1.5	$ 1.5